LIBERTY MUNICIPAL MONEY MARKET FUND        SEMIANNUAL REPORT

DECEMBER 31, 2002

[Photo of colonial building]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Investors were drawn to money market funds during the six-month period ended December 31, 2002, as economic growth faltered and the financial markets were rattled by scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war with Iraq. Although municipal money market funds set a new record for low returns during the period, investors were reminded that investing in an asset class that provides relative stability and liquidity can be particularly beneficial in a generally volatile market.

The following report will provide you with more detailed information about the investment environment during the period, the performance of Liberty Municipal Money Market Fund and the strategies used by the fund's portfolio manager Normand R. Desrosiers. As always, we thank you for investing in Liberty funds and we remain committed to helping you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended December 31, 2002, Liberty Municipal Money Market Fund's class A shares delivered a total return of 0.45%. The fund outperformed its peer group, the Lipper Tax Exempt Money Market Fund Category average, which was 0.41% for the same period.1

SHORT-TERM INTEREST RATES DECLINED TO HISTORICAL LOWS

Many market participants expected the Federal Reserve to begin to raise short-term interest rates during the second half of the year if the economy started to expand at a robust pace. However, after an October consumer confidence report that showed its weakest level in nearly a decade, market sentiment shifted. By the end of October, there was fervent speculation that the Fed would reduce the federal funds rate in response to continued weak economic data and financial conditions. On November 6, with the economy limping along, the Fed lowered this key rate by one-half of a percent (more than the expected one-quarter of one percent) to 1.25%, its lowest rate since 1961. (The federal funds rate is the overnight rate that commercial banks pay to borrow from each other.) As a result, municipal money market rates witnessed the lowest trading levels in the history of the market. The Bond Market Association (BMA) average, a composite index composed of tax-exempt seven-day variable rate demand notes, reset to a historically low yield of 1.01% on December 11, 2002.

WEAK ECONOMY LEADS TO RECORD MUNICIPAL ISSUANCE
During the six-month period, local governments began to respond to looming budget deficits by issuing record levels of short-term municipal debt. (Tax-exempt note issuance is a key element in the strategies of many states to manage growing budget gaps expected for the upcoming fiscal year.) Consequently, the supply of municipal notes increased over 32% from the previous reporting period. Historically, large increases in municipal note issuance puts upward pressure on yields. The fund took advantage of the increased supply and purchased securities with longer maturities, high credit quality and attractive yield to enhance performance.



1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with investment objectives similar to those of the fund.







DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 12/31/02 ($)

Class A                 0.005
-------------------------------
Class B                 0.001
-------------------------------
Class C                 0.003
-------------------------------
Class Z                 0.004
-------------------------------



7-DAY YIELDS ON

12/31/02 (%)

Class A                  0.96
-------------------------------
Class B                  0.10
-------------------------------
Class C3                 0.56
-------------------------------
Class Z                  0.96
-------------------------------



7-DAY TAXABLE-EQUIVALENT YIELDS ON 12/31/02 2 (%)

Class A                  1.56
--------------------------------
Class B                  0.16
--------------------------------
Class C                  0.91
--------------------------------
Class Z                  1.56
--------------------------------



30-DAY YIELDS ON
12/31/02 (%)

Class A                  0.70
--------------------------------
Class B                  0.16
--------------------------------
Class C3                 0.34
--------------------------------
Class Z                  0.70
--------------------------------


2  Taxable-equivalent yields are based on the 38.6% federal income tax rate.

3 If the advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been -0.04% and -0.26 for class C shares.

PORTFOLIO MANAGER'S REPORT

EXTENDED FUND'S MATURITY WITH PURCHASES OF HIGH-QUALITY CREDITS
Anticipating a weakening municipal bond market, we increased the fund's exposure to municipal notes and tax-exempt commercial paper with high credit quality throughout the period. Beginning in July, we started extending the fund's weighted-average maturity of 32 days. By the end of October, it stood at 54 days. The fund benefited from the purchase of one-year instruments that were yielding one-half of one percent higher than they were later in the year. The fund also maintained its exposure (63.2% of net assets) to variable-rate demand notes, a security that provides daily or weekly liquidity that is backed by a letter of credit, in order to meet potential year end redemptions. The fund's weighted-average maturity stood at 41 days at the end of the reporting period. These strategies were designed to help the fund maintain greater liquidity coupled with greater stability of yield going forward.

FURTHER YIELD OPPORTUNITIES
The higher yields that were locked in with longer-term instruments should continue to benefit shareholders in coming months. We believe the next opportunity to enhance total returns will come in April, when reduced demand for tax-exempt securities typically puts upward pressure on yields. We expect to make such additional purchases as buying opportunities present themselves.

/s/ Normand R. Desrosiers

Normand R. Desrosiers, a vice president of the advisor since 2000, was named portfolio manager of Liberty Municipal Money Market Fund as of July 1, 2002.



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. Performance for different share classes will vary with fees associated with each class.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund pursues its objective by investing all of its assets in the portfolio.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.




PORTFOLIO BREAKDOWN AS OF 12/31/02 (%)
---------------------------------------------
Variable rate notes.....................63.2
Tax-exempt notes & bonds................29.5
Put bonds................................0.8
Commercial paper.........................6.5



PORTFOLIO MATURITY AS OF 12/31/02 (%)
---------------------------------------------
1-29 days...............................75.1
30-89 days...............................7.4
90-179 days..............................5.8
180-299 days............................11.7


Portfolio breakdown is calculated as a percentage of market value of the investment portfolio. Maturity weightings are calculated as a percentage of total net assets. Because it is actively managed, there can be no guarantee the fund will continue to hold or invest in these securities in the future.

INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)


MUNICIPAL SECURITIES - 98.1%               PAR        VALUE
-----------------------------------------------------------
ALABAMA - 0.2%
Chambers County Board of Education,
   Series 1999 A, FSA,
     4.700%, 05/01/03               $  250,000  $   252,161
                                                -----------
ARIZONA - 4.2%
Maricopa County Industrial Development
   Authority, San Remo Apartments LP,
   Series 2002, VRDB, (LOC: FNMA)
     1.750%, 09/15/35 (a)            3,400,000    3,400,000
Phoenix Industrial Development Authority,
   Spring Air Mattress Co., Series 1999,
   VRDB, (LOC: Bank One N.A.)
     1.850%, 04/01/19 (a)            1,710,000    1,710,000
                                                -----------
                                                  5,110,000
                                                -----------
CALIFORNIA - 0.8%
State Higher Education Loan Authority,
   Series 1994 A, Put Bond, 06/01/03,
   (LOC: State Street Bank & Trust Co.)
     1.800%, 07/01/05 (a)            1,000,000    1,000,000
                                                -----------
COLORADO - 4.4%
Boulder County, Boulder Medical Center
   Project, Series 1998, VRDB,
   (LOC: Wells Fargo Bank)
     1.750%, 01/01/17 (a)            3,190,000    3,189,990
Colorado Springs, Catalano Family
   LLP., Series 1998, VRDB,
   (LOC: Bank One N.A.)
     1.550%, 08/01/13 (a)              960,000      960,000
Denver City & County, Worldport
   Project, Series 2000 A, VRDB,
   (LOC: J.P. Morgan Chase Bank)
     1.750%, 12/01/29                1,200,000    1,200,000
                                                -----------
                                                  5,349,990
                                                -----------
DISTRICT OF COLUMBIA - 2.5%
Metropolitan Washington Airport
   Authority, Series 2000 C, FSA,
     1.700%, 10/01/21 (a)            3,000,000    3,002,177
                                                -----------
GEORGIA - 2.5%
Atlanta Airport Revenue,
   Series 2000 C, FGIC,
     6.000%, 01/02/03 (a)            3,065,000    3,065,000
                                                -----------
ILLINOIS - 14.3%
Chicago, De LaSalle Institute, Series 1997,
   VRDB, (LOC: Northern Trust Co.)
     1.350%, 04/01/27                  860,000      860,000
Chicago, Gas Plus, Inc. Project,
   Series 2002, VRDB,
   (LOC: Northern Trust Co.)
     1.950%, 11/01/22 (a)            1,750,000    1,750,000



                                           PAR        VALUE
-----------------------------------------------------------
Chicago, PS Greetings, Inc., Series 1999,
   VRDB, (LOC: LaSalle Bank)
     1.750%, 05/01/24 (a)           $1,420,000 $   1,420,000
Chicago, Stockyards Redevelopment
   Project, Series 1999 A, VRDB,
   (LOC: Northern Trust Co.)
     1.650%, 12/01/11                1,230,000    1,230,000
Cook County,
   Series 2002 B, VRDB,
   (LIQ FAC: Landesbank Hessen)
     1.230%, 11/01/31                1,000,000    1,000,000
East Dundee, Otto Engineering, Inc.,
   Series 1998, VRDB,
   (LOC: Lasalle Bank)
     1.680%, 03/01/26 (a)              760,000      760,000
Glendale Heights, Judy L.L.C./
   York Corrugated,
   C160, Series 1998, VRDB,
   (LOC: Harris Trust & Savings Bank)
     1.750%, 08/01/28 (a)            1,360,000    1,359,980
North Aurora IDR, Oberweis Dairy,
   Inc. Project, Series 1995, VRDB,
   (LOC: Lasalle Bank)
     1.680%, 02/01/10 (a)            1,000,000    1,000,000
Orland Hills, Housing 88th Avenue
   Project, Series 1985 A, VRDB,
   (LOC: Lasalle Bank)
     1.700%, 12/01/04                1,000,000    1,000,000
Palatine, Little City Community
   for Development Project,
   Series 1998, VRDB, (LOC: FHLB)
     1.700%, 12/01/28                1,000,000    1,000,000
Rockford, Fastener Engineers
   Project, Series 1995, VRDB,
   (LOC: Bank One N.A.)
     1.950%, 02/01/15 (a)              500,000      500,000
Springfield, Oak Terrace Joint
   Venture L.P., Series 1999, VRDB,
   (LOC: Credit Suisse First Boston)
     1.700%, 12/01/25                1,000,000    1,000,000
Springfield, Phillips Brothers, Inc.,
   Series 1998, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 06/01/18 (a)            1,350,000    1,350,000
State Development Finance Authority:
   McCormick Theological Seminary,
   Series 1999 A, VRDB,
   (LOC: Northern Trust Co.)
     1.700%, 06/01/19                1,000,000    1,000,000
   Wheaton Academy, Series 1998,
   VRDB, (LOC: Northern Trust Co.)
     1.700%, 10/01/28                1,000,000    1,000,000
State Housing Development Authority,
   Sterling Towers Project, Series 2001,
   VRDB, (LOC: LaSalle Bank)
     1.700%, 10/01/35 (a)              995,000      995,000
                                                -----------
                                                 17,224,980
                                                -----------



See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL SECURITIES (CONTINUED)           PAR       VALUE
-----------------------------------------------------------
INDIANA - 10.8%
Boomington, Willow Manor Apartments,
   Series 2002, VRDB,
   (LOC: Fifth Third Bank)
     1.700%, 11/01/32               $1,500,000  $ 1,500,000
Elkhart County:
   Adorn, Inc., Series 1995, VRDB,
   (LOC: Harris Trust & Savings Bank)
     1.850%, 08/01/05 (a)              600,000      600,000
   Crossroads Apartments Project,
   Series 1998 A, VRDB,
   (LOC: Lasalle Bank)
     1.700%, 04/01/28 (a)              900,000      900,000
Plymouth, Hillcrest Apartments,
   Series 1998 A, VRDB,
   (LOC: Lasalle Bank)
     1.800%, 04/01/28 (a)              900,000      900,000
Portage Economic Development Revenue,
   Pedcor Investments, Series 1995 A,
   VRDB, (LOC: FHLB)
     1.750%, 08/01/30 (a)            3,273,000    3,273,000
St. Joseph County, Pine Oak Apartments,
   Series 1997 A, VRDB, (LOC: FHLB)
     1.800%, 06/01/27 (a)            2,365,000    2,365,000
State Development Finance Authority:
   Pure Air, Series 90A, CP,
     1.100%, 02/14/03 (a)            2,500,000    2,500,000
   Carr Metal Products, Inc., Series 1999,
   VRDB, (LOC: Bank One N.A.)
     2.000%, 01/01/09 (a)            1,020,000    1,020,000
                                                -----------
                                                 13,058,000
                                                -----------
IOWA - 4.8%
Clinton IDR, Sethness Products Co.,
   Series 1996, VRDB,
   (LOC: Northern Trust Co.)
     1.650%, 09/01/11                1,575,000    1,575,000
State Finance Authority,
   Child Serve, Inc., Series 2002 B, VRDB,
   (LOC: Wells Fargo Bank)
     1.700%, 06/01/17                1,400,000    1,400,000
State Higher Education Loan Authority,
   American Institute of Business,
   Series 1998, VRDB,
   (LOC: Wells Fargo Bank)
     1.400%, 11/01/13                1,795,000    1,795,000
State School Cash Anticipation Program
   TRAN, Series 2002, FSA,
     2.750%, 06/20/03                1,000,000    1,005,039
                                                -----------
                                                  5,775,039
                                                -----------

KENTUCKY - 1.0%
Shelby County, Roll Forming Corp.,
   Series 1996, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 04/01/16 (a)            1,190,000    1,190,000
                                                -----------



                                           PAR        VALUE
-----------------------------------------------------------
MASSACHUSETTS - 6.2%
Cohasset, BAN,
     2.125%, 07/25/03               $2,000,000  $ 2,006,747
Newton, BAN,
     2.250%, 08/29/03                3,000,000    3,011,298
Westwood, BAN,
     2.500%, 08/07/03                2,500,000    2,514,900
                                                -----------
                                                  7,532,945
                                                -----------
MICHIGAN - 8.8%
Anchor Bay School District,
   Series 1996, MBIA
     6.000%, 05/01/03                  870,000      883,726
Berrien County Economic Development
   Corp., Arlington Metals Corp. Project,
   Series 1992, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 10/01/04 (a)              760,000      760,000
Carman-Ainsworth Community
   School District,
   Series 2002, FGIC,
     2.500%, 05/01/03                1,000,000    1,003,812
Detroit Sewer Disposal Revenue,
   Series 2001, FGIC,
     1.500%, 07/01/31                1,400,000    1,400,000
State Higher Education Student
   Loan Authority,
   Series 2002 XII-Y, AMBAC,
     1.550%, 09/01/36 (a)            2,100,000    2,100,000
State Municipal Bond Authority,
   Series 2002 C-2,
   (LOC: JPMorgan Chase Bank)
     2.250%, 08/22/02                2,500,000    2,510,293
State Strategic Fund:
   Enterprises LLC, Series 1996, VRDB,
   (LOC: National City Bank)
     1.750%, 09/01/21 (a)            1,055,000    1,055,000
   Pioneer Metal Finishing Project,
   VRDB, (LOC: Bank One N.A.)
     1.700%, 11/01/08                  900,000      900,000
                                                -----------
                                                 10,612,831
                                                -----------
MINNESOTA - 4.0%
Bloomington IDR, Watkins Pattern Co.,
   Inc. Project, Series 2001, VRDB,
   (LOC: U.S. Bank N.A.),
     1.900%, 07/01/21 (a)            1,900,000    1,900,000
Eden Prairie IDR, SWB LLC Project,
   Series 2000 A, VRDB,
   (LOC: U.S. Bank N.A.)
     1.900%, 11/01/20 (a)            2,035,000    2,035,000
St. Paul Independent School District
   No. 625, Series 2002, MBIA
     2.500%, 02/01/03                  950,000      950,878
                                                -----------
                                                  4,885,878
                                                -----------



See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL SECURITIES (CONTINUED)           PAR       VALUE
-----------------------------------------------------------
MISSISSIPPI - 1.9%
Jackson County, Chevron Corp.,
   Series 1994,
     1.300%, 11/01/24               $2,340,000  $ 2,340,000
                                                -----------
MISSOURI - 4.1%
Mountain Grove Industrial
   Development Authority, Mountain
   Grove Project, Series 1997, VRDB,
   (LOC: Wachovia Bank)
     1.750%, 11/01/13                2,195,000    2,195,000
St. Louis County, Florissant Valley
   Fire Protection District,
   Series 2002, AMBAC,
     5.000%, 03/01/03                  775,000      779,274
St. Louis General Funding
   Revenue TRAN, Series 2002,
     2.875%, 06/26/03                2,000,000    2,011,340
                                                -----------
                                                  4,985,614
                                                -----------
NEVADA - 2.3%
Clark County Highway Revenue, CP,
   (LOC: Toronto Dominion Bank)
     1.100%, 01/06/03                1,000,000    1,000,000
Washoe County Economic
   Development Revenue, Sierra Nevada
   College Project, Series 2000,
   VRDB, (LOC: Wells Fargo Bank)
     1.700%, 07/01/25                1,802,486    1,802,486
                                                -----------
                                                  2,802,486
                                                -----------
OHIO - 0.6%
Hancock County Multi-family Revenue,
   Crystal Glen Apartments, Series 1998 B,
   VRDB, (LOC: FHLB)
     1.800%, 01/01/31 (a)              750,000      750,000
                                                -----------
OREGON - 4.1%
Oregon State TAN,
   Series 2002 A,
     3.250%, 05/01/03                1,000,000    1,003,986
State Economic Development
   Revenue:
   Newsprint Project,
   Series 2002-197, VRDB,
   (LOC: Toronto Dominion Bank)
     1.900%, 12/01/25 (a)            2,500,000    2,500,000
   Newsprint Co. Project,
   Series 2001-202, VRDB,
   (LOC: Toronto Dominion Bank),
   1.900%, 04/01/26 (a)              1,400,000    1,400,000
                                                -----------
                                                  4,903,986
                                                -----------



                                           PAR        VALUE
-----------------------------------------------------------
RHODE ISLAND - 1.9%
West Warwick,
   Series 2002 C, AMBAC,
     3.000%, 01/01/03               $2,305,000  $ 2,305,000
                                                -----------
SOUTH CAROLINA - 1.8%
Jobs Economic Development Authority,
   Persona, Inc., Project, Series 1998,
   VRDB, (LOC: Lasalle Bank)
     1.680%, 04/01/18 (a)            2,130,000    2,130,000
                                                -----------
TEXAS - 9.9%
Arlington Industrial Development
   Corp., Universal Forest Products,
   Series 1999, VRDB,
   (LOC: Bank One N.A.)
     1.750%, 07/01/29 (a)            1,175,000    1,175,000
Brownsville Industrial Development
   Corp., Tella Tool & Manufacturing
   Co., Series 2000, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 06/01/20 (a)              845,000      845,000
Grand Prairie Industrial Development
   Authority, W.W. Granger, Inc.,
   Series 1986, VRDB,
   (LIQ FAC: Northern Trust)
     2.050%, 12/01/11 (a)              900,000      899,414
Harris County Industrial Development
   Authority, Precision General, Inc.,
   Series 1991, VRDB,
   (LOC: J.P. Morgan Chase Bank)
     1.650%, 10/01/16 (a)            2,060,000    2,060,000
Robertson County Industrial
   Development Authority, Sanderson
   Farms, Inc., Series 1995, VRDB,
   (LOC: Harris Trust &
   Savings Bank)
     1.650%, 11/01/05 (a)            1,300,000    1,300,000
Texas A&M University, CP,
     1.100%, 02/13/03                2,500,000    2,500,000
Texas State TRAN,
   Series 2001 A-L32,
     2.750%, 08/29/03                2,800,000    2,823,059
Trinity River Authority, Community
   Waste Disposal Project, Series 2001,
   VRDB, (LOC: Wells Fargo Bank)
     1.750%, 05/01/21 (a)              395,000      395,000
                                                -----------
                                                 11,997,473
                                                -----------




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL SECURITIES (CONTINUED)           PAR       VALUE
----------------------------------------------------------
VIRGINIA - 0.6%
Dinwiddie County Industrial Development
   Authority, Texas Industries, Inc.,
   Series 1998 A, VRDB,
   (LOC: Bank of America N.A.)
     1.800%, 09/01/28               $  675,000    $ 675,000
                                                -----------
WASHINGTON - 3.2%
Port of Seattle, CP,
   (LOC: Bank of America N.A.)
     1.650%, 01/10/03                1,700,000    1,700,000
State Housing Finance Commission:
   Evergreen Ridge Apartments
   Project, Series 1994, VRDB,
   (LOC: U.S. Bank N.A.)
     1.800%, 12/01/24 (a)            1,080,000    1,080,000
   Hamilton Place Senior Living LP,
   Series 1996 A, VRDB,
   (LOC: U.S. Bank N.A.)
     1.700%, 07/01/28 (a)            1,070,000    1,070,000
                                                -----------
                                                  3,850,000
                                                -----------
WISCONSIN - 3.2%
Chase, Belgiosio Cheese, Inc.,
   Series 1998, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 04/01/11 (a)              800,000      800,000
Holland, White Clover Dairy, Inc.,
   Series 1994, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 05/01/05 (a)            1,840,000    1,840,000
Kenosha, Monarch Plastics, Inc.,
   Series 1994, VRDB,
   (LOC: Bank One N.A.)
     1.800%, 12/01/09 (a)            1,225,000    1,225,000
                                                -----------
                                                  3,865,000
                                                -----------

TOTAL MUNICIPAL SECURITIES - 98.1%
(cost of $118,663,560) (b)                      118,663,560
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.9%            2,285,207
                                                -----------
NET ASSETS - 100.0%                            $120,948,767
                                                ===========




NOTES TO INVESTMENT PORTFOLIO:

(a) Security is subject to federal alternative minimum tax. At December 31, 2002, the aggregated amortized cost of these securities represented 54.2% of total net assets.
(b) Cost for federal income tax purposes is $118,663,560.

    Variable rate demand bonds (VRDB) are payable upon not more than one or seven days notice and normally incorporate an insurer or irrevocable letter of credit (LOC) with a major bank. The rates listed are as of December 31, 2002.

        ACRONYM                            NAME
        --------              ---------------------------------
        AMBAC                 American Municipal Bond
                              Assurance Corp.
        BAN                   Bond Anticipation Notes
        CP                    Commercial Paper
        FGIC                  Financial Guaranty Insurance Company
        FHLB                  Federal Home Loan Bank
        FNMA                  Federal National Mortgage Association
        FSA                   Financial Security Assurance
        LIQ FAC               Liquidity Facility
        LOC                   Letter of Credit
        MBIA                  Municipal Bond Investors Assurance
        TAN                   Tax Anticipation Notes
        TRAN                  Tax and Revenue Anticipation Notes
        VRDB                  Variable Rate Demand Bonds



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                           $118,663,560
                                                -----------
Investments, at value                          $118,663,560
Receivable for:
   Investments sold                               2,001,690
   Fund shares sold                                 417,970
   Interest                                         495,388
Expense reimbursement due from Advisor               18,641
Deferred Trustees' compensation plan                  3,359
Other assets                                         12,228
                                                -----------
    Total Assets                                121,612,836
                                                -----------
LIABILITIES:
Payable to custodian bank                             1,388
Payable for:
   Fund shares repurchased                          533,033
   Distributions                                     14,639
   Management fee                                    26,508
   Administration fee                                14,813
   Transfer agent fee                                 3,334
   Merger expense                                    12,553
   Registration fee                                  21,881
   Reports to shareholders                           21,404
   Deferred Trustees fee                              3,359
Other liabilities                                    11,157
                                                -----------
   Total Liabilities                                664,069
                                                -----------
NET ASSETS                                     $120,948,767
                                                ===========
COMPOSITION OF NET ASSETS:
Paid-in capital                                $121,002,289
Overdistributed net investment income                (5,227)
Accumulated net realized loss                       (48,295)
                                                -----------
NET ASSETS                                     $120,948,767
                                                ===========
Class A:
Net assets                                     $ 13,606,505
Shares outstanding                               13,617,197
                                                ===========
Net asset value and offering price per share   $       1.00(a)
                                                ===========
Class B:
Net assets                                     $    966,579
Shares outstanding                                  967,741
                                                ===========
Net asset value and offering price per share   $       1.00(a)
                                                ===========
Class C:
Net assets                                     $  1,576,311
Shares outstanding                                1,576,994
                                                ===========
Net asset value and offering price per share   $       1.00(a)
                                                ===========
Class Z:
Net assets                                     $104,799,372
Shares outstanding                              104,853,834
                                                ===========
Net asset value, offering and
   redemption price per share                  $       1.00
                                                ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                          $ 954,773
                                                -----------
EXPENSES:
Expenses allocated from Portfolio                    14,337
Management fee                                      146,698
Administration fee                                  148,226
Distribution fee:
   Class B                                            3,303
   Class C                                            5,285
Service fee:
   Class B                                            1,101
   Class C                                            1,720
Pricing and bookkeeping fees                         13,157
Transfer agent fee                                   84,402
Trustees' fee                                         3,633
Custody fee                                           5,800
Merger expense                                       12,533
Other expenses                                       36,199
                                                -----------
   Total Expenses                                   476,394
Fees and expenses waived or reimbursed
   by Advisor                                       (38,665)
Fees waived by Distributor - Class C                 (4,253)
Custody earnings credit                                (837)
                                                -----------
   Net Expenses                                     432,639
                                                -----------
Net Investment Income                               522,134
                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments                    (41,088)
Net change in unrealized appreciation/
   depreciation on investments                        1,058
                                                -----------
   Net Loss                                         (40,030)
                                                -----------
Net Increase in Net Assets from Operations        $ 482,104
                                                -----------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                    (UNAUDITED)
                                  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,     JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:    2002 (a)         2002
------------------------------------------------------------
OPERATIONS:
Net investment income           $    522,134   $    173,564
Net realized loss on investments     (41,088)        (1,321)
Net change in unrealized
   appreciation/depreciation
   on investments                      1,058           (647)
                                ------------   ------------
Net Increase from Operations         482,104        171,596
                                ------------   ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                           (70,516)      (167,113)
   Class B                               (26)        (1,695)
   Class C                            (3,360)        (5,353)
   Class Z                          (454,511)            --
                                ------------   ------------
Total Distributions Declared
   to Shareholders                  (528,413)      (174,161)
                                ------------   ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                  21,306,381     25,549,066
   Distributions reinvested           57,086        135,356
   Redemptions                   (20,569,391)   (25,256,029)
                                ------------   ------------
      Net Increase                   794,076        428,393
                                ------------   ------------
Class B:
   Subscriptions                   2,431,534      1,531,635
   Distributions reinvested              678          1,484
   Redemptions                    (2,085,867)    (1,135,013)
                                ------------   ------------
      Net Increase                   346,345        398,106
                                ------------   ------------
Class C:
   Subscriptions                  12,648,653      9,846,232
   Distributions reinvested            1,645          4,916
   Redemptions                   (14,991,006)    (6,322,731)
                                ------------   ------------
      Net Increase (Decrease)     (2,340,708)     3,528,417
                                ------------   ------------
Class Z:
   Subscriptions                  42,343,174             --
   Proceeds received in
      connection with merger     110,305,352             --
   Distributions reinvested          420,564             --
   Redemptions                   (48,225,133)            --
                                ------------   ------------
   Net Increase                  104,843,957             --
                                ------------   ------------
Net Increase from
   Share Transactions            103,643,670      4,354,916
                                ------------   ------------
Total Increase in Net Assets     103,597,361      4,352,351




                                    (UNAUDITED)
                                  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,     JUNE 30,
                                      2002 (a)         2002
------------------------------------------------------------
NET ASSETS:
Beginning of period             $ 17,351,406   $ 12,999,055
                                ------------   ------------
End of period (including
   overdistributed net investment
   income and undistributed
   net investment income of
   $(5,227) and $1,052,
   respectively)                $120,948,767   $ 17,351,406
                                ============   ============
CHANGES IN SHARES:
Class A:
   Subscriptions                  21,306,381     25,549,602
   Issued for distributions
      reinvested                      57,086        135,356
   Redemptions                   (20,569,391)   (25,256,029)
                                ------------   ------------
      Net Increase                   794,076        428,929
                                ------------   ------------
Class B:
   Subscriptions                   2,431,534      1,531,635
   Issued for distributions
      reinvested                         678          1,484
   Redemptions                    (2,085,867)    (1,135,013)
                                ------------   ------------
      Net Increase                   346,345        398,106
                                ------------   ------------
Class C:
Subscriptions                     12,648,653      9,846,233
   Issued for distributions
      reinvested                       1,645          4,916
   Redemptions                   (14,991,006)    (6,322,731)
                                ------------   ------------
      Net Increase (Decrease)     (2,340,708)     3,528,418
                                ------------   ------------
Class Z:
   Subscriptions                  42,343,174             --
   Issued in connection with
      merger                     110,315,229             --
   Issued for distributions
      reinvested                     420,564             --
   Redemptions                   (48,225,133)            --
                                ------------   ------------
      Net Increase               104,853,834             --
                                ------------   ------------

(a) Class Z shares commenced operations on July 15, 2002.



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty Municipal Money Market Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek maximum current income exempt from federal income tax consistent with capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares commenced operations on July 15, 2002 and are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the close of business on July 12, 2002, Liberty Municipal Money Market Fund acquired all the net assets of Stein Roe Municipal Money Market Fund pursuant to a plan of reorganization approved by Liberty Municipal Money Market Fund shareholders on June 28, 2002. All assets of Stein Roe Municipal Money Market Fund were transferred to Liberty Municipal Money Market Fund in a tax-free exchange and shareholders of Stein Roe Municipal Money Market Fund received shares of Liberty Municipal Money Market Fund in exchange for their shares as follows:

                                 Net Assets of the
                               Stein Roe Municipal
                                      Money Market
            Shares Issued            Fund Received
---------------------------------------------------
             110,315,229             $110,305,352

                         Net Assets of
                           Stein Roe
      Net Assets           Municipal           Net Assets
     of the Fund       Money Market Fund       of the Fund
  Immediately Prior    Immediately Prior    Immediately After
    to Combination      to Combination         Combination
------------------------------------------------------------
      $14,033,675        $110,305,352         $124,339,027

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F Municipal Money Market Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of net assets of the SR&F Municipal Money Market Portfolio were distributed to Liberty Municipal Money Market Fund based on allocation method in compliance with the Internal Revenue Service.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during he reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Short-term municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of June 30, 2002 are available to reduce taxable income arising

December 31, 2002 (Unaudited)


from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                       CAPITAL LOSS
      YEAR OF EXPIRATION               CARRYFORWARDS
----------------------------------------------------
             2004                            $ 19
             2005                             167
             2006                             258
             2008                               1
             2009                           3,913
             2010                           1,528
                                       ----------
             Total                         $5,886
                                       ----------

The estimated capital loss carryforward obtained from the Stein Roe Municipal Money Market was:
                          $50,413

Utilization of Stein Roe Municipal Money Market Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2002, for federal income tax purposes, post October losses were deferred to July 1, 2002, in the amount of $1,320.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

Prior to July 15, 2002, the management fee was paid by the Portfolio at the same rate.

ADMINISTRATOR:
The Advisor also provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
Colonial Management Associates, Inc. ("Colonial"), an affiliate of the Advisor, is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Colonial has delegated those functions to State Street Bank and Trust Company ("State Street"). Colonial pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Colonial receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. As of December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 15, 2002, Colonial received from the Fund an annual flat fee of $5,000 and the Advisor received from the Portfolio an annual flat fee of $10,000 for pricing and bookkeeping services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor received contingent deferred sales charges (") of $16,986, $4,643and $23,113on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that is does not exceed 0.15% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.70% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $837 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $14,009 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED                             YEAR ENDED JUNE 30,
                                                    DECEMBER 31,    --------------------------------------------------------------
CLASS A SHARES                                          2002         2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                                  -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                 0.005(b)     0.014(b)     0.033(b)     0.032(c)      0.026(c)     0.030(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.005)      (0.014)      (0.033)      (0.032)       (0.026)      (0.030)
                                                  =============  ===========  ===========  ===========  ============  ===========
NET ASSET VALUE, END OF PERIOD                    $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                                  =============  ===========  ===========  ===========  ============  ===========
Total return (d)(e)                                       0.45%(f)     1.36%        3.31%        3.20%         2.68%        3.03%
                                                  =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                              0.70%(g)(h)  0.75%        0.75%        0.75%         0.75%        0.75%
Net investment income (a)                                 0.87%(g)(h)  1.33%        3.27%        3.15%         2.66%        3.02%
Waiver/reimbursement (a)                                  0.07%(h)     1.04%        0.80%        0.69%         0.75%        0.70%
Net assets, end of period (000's)                 $      13,607  $    12,812  $    12,386  $    13,362  $     12,604  $    16,389

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED                               YEAR ENDED JUNE 30,
                                                    DECEMBER 31,   --------------------------------------------------------------
CLASS B SHARES                                          2002         2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                                  -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                 0.001(b)     0.005(b)     0.023(b)     0.022(c)      0.016(c)     0.023(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.001)      (0.005)      (0.023)      (0.022)       (0.016)      (0.023)
                                                  =============  ===========  ===========  ===========  ============  ===========
NET ASSET VALUE, END OF PERIOD                    $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                                  =============  ===========  ===========  ===========  ============  ===========
Total return (d)(e)                                       0.12%(f)     0.48%        2.37%        2.17%         1.65%        2.31%
                                                  =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (a)                                              1.70%(g)(h)  1.58%        1.75%        1.75%         1.75%        1.48%
Net investment income (loss) (a)                        (0.13)%(g)(h)  0.50%        2.27%        2.15%         1.66%        2.29%
Waiver/reimbursement (a)                                  0.07%(h)     1.20%        0.80%        0.69%         0.75%        0.70%
Net assets, end of period (000's)                 $         967  $       622  $       223  $       677  $      1,099  $     1,270

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000, 1999 and 1998.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED JUNE 30,
                                               DECEMBER 31,    -------------------------------------------------------------
CLASS C SHARES                                     2002         2002         2001         2000         1999       1998 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             -------------  -----------  -----------  -----------  ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                            0.003(c)     0.010(c)     0.029(c)     0.028(d)(e)   0.022(d)(e)  0.024(d)(e)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.003)      (0.010)      (0.029)      (0.028)       (0.022)      (0.024)
                                             =============  ===========  ===========  ===========  ============  ===========
NET ASSET VALUE, END OF PERIOD               $       1.000  $     1.000  $     1.000  $     1.000  $      1.000  $     1.000
                                             =============  ===========  ===========  ===========  ============  ===========
Total return (f)(g)                                  0.26%(h)     0.96%        2.89%        2.78%         2.27%        2.40%(h)
                                             =============  ===========  ===========  ===========  ============  ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                         1.10%(i)(j)  1.15%        1.15%        1.15%(e)      1.15%(e)     1.15%(e)(j)
Net investment income (b)                            0.47%(i)(j)  0.93%        2.87%        2.75%(e)      2.26%(e)     2.62%(e)(j)
Waiver/reimbursement (b)                             0.67%(j)     1.64%        1.40%        0.69%(e)      0.75%(e)     0.70%(j)
Net assets, end of period (000's)            $       1,576  $     3,917  $       390  $       221  $        178  $       176

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to the merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2002, 1999 and 1998.
(e) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999 and $0.005 per share and 0.60% (annualized) for the period ended June 30, 1998.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Advisor and/or Administrator and/or the Distributor not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)  Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                        (UNAUDITED)
                                                          PERIOD
                                                           ENDED
                                                       DECEMBER 31,
CLASS Z SHARES                                           2002 (a)
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  1.000
                                                        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                  0.004
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.004)
                                                        ========
NET ASSET VALUE, END OF PERIOD                          $  1.000
                                                        ========
Total return (c)                                           0.45%(d)
                                                        ========
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                   0.70%(e)(f)
Net investment income                                      0.87%(e)(f)
Waiver/reimbursement                                       0.07%(f)
Net assets, end of period (000's)                      $ 104,799

(a)  On July 15, 2002, the Fund began offering Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

                       This page intentionally left blank.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Municipal Money Market Fund




17
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LIBERTY MUNICIPAL MONEY MARKET FUND      SEMIANNUAL REPORT

                                                776-03/466M-0103 (02/03) 03/0217